Acquisitions and Other Business Arrangements (Amount of FTC's Redeemable Noncontrolling Interest At Date Of Business Combination) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Feb. 25, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination, Description [Abstract]
Noncontrolling interest in contributed net assets	$ 693
Accretion to redeemable value	477
Redeemable noncontrolling interest at date of business combination	$ 1,170	$ 1,301	$ 1,212	$ 1,188